Property and Equipment, net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Property and Equipment, net
Property and equipment, net consisted of:

	As of December 31,
	2013	2012
Land	$56	$58
Buildings and leasehold improvements	549	521
Capitalized software	494	419
Furniture, fixtures and equipment	374	319
Buses and support vehicles	74	64
Projects in process	64	37
	1,611	1,418
Less: Accumulated depreciation and amortization	(997)	(889)
Property and equipment, net	$614	$529

Depreciation and amortization expense relating to property and equipment during 2013, 2012 and 2011 was $124 million, $104 million and $88 million, respectively (including $36 million, $30 million and $26 million, respectively, of amortization expense relating to capitalized software).